Loans Due From Third Parties (Details) - USD ($)	15 Months Ended
	Jun. 15, 2021	Jun. 30, 2021	Jun. 30, 2020	Apr. 30, 2019
Loans Due From Third Party [Abstract]
short-term investments				$ 1,148,930
Acquired short-term investments				$ 1,177,653
Loan agreement amount	$ 16,700,000
Loan bear fixed interest rate	6.70%
Accrued interest income		$ 79,889